Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Sep. 30, 2021
Restatement of Previously Issued Financial Statements [Abstract]
Summary of Company's financial statements
The
impact of
the restatement on
the Company’s financial statements previously included on Form 8-K as filed on July 2, 2021 is reflected in the following table.

Balance Sheet as of July 2, 2021	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$238,931,480	$11,068,520	$250,000,000
Class A ordinary shares	$175	$(111)	$64
Additional paid-in capital	$5,004,522	$(5,004,522)	$—
Accumulated deficit	$(5,325)	$(6,063,887)	$(6,069,212)
Total Permanent Equity (Deficit)	$5,000,005	$(11,068,520)	$(6,068,515)
Number of Class A ordinary shares subject to possible redemption	23,893,148	1,106,852	25,000,000